Long-Term Debt	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Long - Term Debt

4.Long-Term Debt

Facilities	June 30, 2020	December 31, 2019
2022 Notes	$322,723	$340,000
Less repurchase of Notes	(55,768)	(17,277)
2022 Notes (a)	$266,955	$322,723
2024 Notes (b)	58,958	39,765
Syndicated Senior Secured Credit Facility (CACIB, ABN, CIT, Siemens, Hellenic, CTBC, Bank Sinopac, Palatine) (c)	250,400	224,800
Blue Ocean Junior Credit Facility (d, p)	38,500	38,500
Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility (e)	156,571	164,710
Citi Credit Facility (f)	4,677	12,077
Hayfin Credit Facility (g)	6,703	7,129
Hellenic Bank Credit Facility (h)	53,700	57,700
Chailease Credit Facility (i)	8,532	—
DVB Credit Facility (j)	—	45,445
Total	$844,996	$912,849
Less: Current portion of 2022 Notes (a)	(27,923)	(27,923)
Less: Current portion of long-term debt	(53,435)	(59,609)
Less: Original issue discount of 2022 Notes (a)	(1,493)	(1,859)
Less: Original issue discount of 2024 Notes (b)	(145)	(6)
Less: Deferred financing costs (r)	(13,143)	(14,095)
Non-current portion of Long-Term Debt	$748,857	$809,357

a)	9.875% First Priority Secured Notes due 2022

On October 31, 2017, the Company completed the sale of $360,000 in aggregate principal amount of its 9.875% First Priority Secured Notes (the “2022 Notes”) which mature on November 15, 2022. Proceeds after the deduction of the original issue discount, but before expenses, amounted to $356,400.

Interest on the 2022 Notes is payable semi-annually on May 15 and November 15 of each year, commencing on May 15, 2018. As at June 30, 2020 and December 31, 2019 the 2022 Notes were secured by first priority vessel mortgages on the 18 vessels in the GSL Fleet and by assignments of earnings and insurances, pledges over certain bank accounts, as well as share pledges over each subsidiary owning a vessel securing the 2022 Notes. In addition, the 2022 Notes were fully and unconditionally guaranteed, jointly and severally, by the Company’s 18 vessel owning subsidiaries and Global Ship Lease Services Limited.

The Company is required to have a minimum cash balance of $20,000 on each test date, being March 31, June 30, September 30 and December 31 in each year. The original issue discount is being amortized on an effective interest rate basis over the life of the 2022 Notes. The Company is required to repay at a purchase price of 102%, $40,000 each year for the first three years and $35,000 thereafter, across both the 2022 Notes and the new Citi Credit Facility - see note 4(f) below. The Citi Credit Facility has minimum fixed amortization whereas as long as amounts are outstanding under that Facility amortization of the 2022 Notes is at the option of the noteholders, who can accept or reject an annual tender offer the Company is obliged to make. In December 2018, the tender offer was accepted in full and the Company repurchased $20,000 of the 2022 Notes at a purchase price of 102%. In December 2019, the tender offer of $20,000 was partially accepted by the noteholders and the Company repurchased $17,277 principal amount of the 2022 Notes at a purchase price of 102%. The balance of the offer of $2,723 was applied to repay the Citi Credit Facility at par - see note 4(f) below.

On February 10, 2020, the Company completed an optional redemption of $46,000 aggregate principal amount of its 2022 Notes at a redemption price of $48,271 (representing 104.938% of the aggregate principal amount) plus accrued and unpaid interest. During March 2020, the Company purchased $9,095 of aggregate principal amount of 2022 Notes in the open market at an average price of 98.14% of the aggregate principal amount. Further, during June 2020, the Company purchased $673 of aggregate principal amount of 2022 Notes in the open market at an average price of 92.01% of the aggregate principal amount.

On December 20, 2018, the Company entered into a first supplemental indenture for the 2022 Notes according to which the date beginning on which the Company is permitted to pay dividends to common shareholders in an aggregate amount per year equal to 50% of the consolidated net profit after taxes of the Company for the preceding financial year, was brought forward from January 1, 2021 to January 1, 2020. Also, certain restrictions were agreed in the increase in the permitted transfer basket and the immediate increase in dividend capacity as a result of completing the Poseidon Transaction, and certain other provisions of the Indenture, among other things, the restricted payment covenant, the arm’s length transaction covenant and the reporting covenant were amended.

As of June 30, 2020, the outstanding balance was $265,462, net of the outstanding balance of the original issue discount.

b)	8.00% Senior Unsecured Notes due 2024

On November 19, 2019, the Company completed the sale of $27,500 aggregate principal amount of its 8.00% Senior Unsecured Notes (the “2024 Notes”) which mature on December 31, 2024. On November 27, 2019, the Company sold an additional $4,125 of 2024 Notes, pursuant the underwriter’s option to purchase such additional 2024 Notes. Interest on the 2024 Notes is payable on the last day of February, May, August and November of each year commencing on February 29, 2020.

The Company has the option to redeem the 2024 Notes for cash, in whole or in part, at any time (i) on or after December 31, 2021 and prior to December 31, 2022, at a price equal to 102% of the principal amount, (ii) on or after December 31, 2022 and prior to December 31, 2023, at a price equal to 101% of the principal amount and (iii) on or after December 31, 2023 and prior to maturity, at a price equal to 100% of the principal amount.

On November 27, 2019, the Company entered into an “At Market Issuance Sales Agreement” with B. Riley FBR, Inc. (the “Agent”) under which and in accordance with the Company’s instructions, the Agent may offer and sell from time to time newly issued 2024 Notes.

As of June 30, 2020, the outstanding aggregate principal amount of the 2024 Notes was $58,958 including an amount of $27,333 comprised of newly issued 2024 Notes under the At Market Issuance Sales Agreement. The outstanding balance, net of the outstanding balance of the original issue discount, was $58,813.

c)	$268.0 Million Syndicated Senior Secured Credit Facility (CACIB, ABN, CIT, Siemens, Hellenic, CTBC, Bank Sinopac, Palatine)

On September 19, 2019, the Company entered into a Syndicated Senior Secured Credit Facility in order to refinance existing credit facilities that had a maturity date in December 2020, of an amount $224,310.

The Senior Syndicated Secured Credit Facility was agreed to be borrowed in two tranches. The Lenders are Credit Agricole Corporate and Investment Bank (“CACIB”), ABN Amro Bank N.V. (“ABN”), CIT Bank, N.A. (“CIT”),                                                                  Siemens Financial Services, Inc (“Siemens”),  Hellenic Bank Public Company Limited (“Hellenic”), CTBC Bank Co. Ltd. (“CTBC”), Bank Sinopac Ltd. (“Bank Sinopac”) and Banque Palatine (“Palatine”).

Tranche A amounting to $230,000 was drawn down in full on September 24, 2019 and is scheduled to be repaid in 20 consecutive quarterly instalments of $5,200 starting from December 12, 2019 and a balloon payment of $126,000 payable on September 24, 2024.

Tranche B amounts to $38,000 was drawn down in full on February 10, 2020 and is scheduled to be repaid in 20 consecutive quarterly instalments of $1,000 and a balloon payment of $18,000 payable in the termination date on the fifth anniversary from the utilization date of Tranche A, which falls in September 24, 2024.

The existing indebtedness that was refinanced comprised of the following credit facilities:

  $55,700 Credit Agricole Credit Facility with an outstanding balance of $50,961 as of September 19, 2019 (see note 4k).
  $24,500 Blue Ocean Credit Facility with an outstanding balance of $23,652 as of September 19, 2019 (see note 4l).
  $65,300 ABN AMRO Credit Facility with an outstanding balance of $61,595 as of September 19, 2019 (see note 4m).
  $17,100 Amsterdam Trade Bank (“ATB”) Credit Facility with an outstanding balance of $12,600 as of September 19, 2019 (see note 4n).
  $80,000 Credit Agricole Credit Facility with an outstanding balance of $75,500 as of September 19, 2019 (see note 4o).
  $52,625 DVB Credit Facility with an outstanding balance of $44,366 as of February 12, 2020 (see note 4j).

The interest rate is LIBOR plus a margin of 3.00% and is payable at each quarter end date.

As of June 30, 2020, the outstanding balance of this facility amounted to $250,400.

d)	$38.5 Million Blue Ocean Junior Credit Facility

On September 19, 2019, the Company entered into a refinancing agreement with Blue Ocean Income Fund LP, Blue Ocean Onshore Fund LP, and Blue Ocean Investments SPC Blue, holders of the outstanding debt of $38,500 relevant to the previous Blue Ocean Credit Facility in order to refinance that existing facility with the only substantive change being to extend maturity at the same date with the Syndicated Senior Secured Credit Facility (see note 4c).

The Company fully drew down the facility on September 23, 2019 and it is scheduled to be repaid in a single instalment on the termination date which falls on September 24, 2024.

This facility bears interest at 10.00% per annum.

As of June 30, 2020, the outstanding balance on this facility amounted to $38,500.

e)	$180.5 Million Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility

In connection with the Poseidon Transaction, the Company assumed debt from the three vessel owning companies of UASC Al Khor, Maira XL and Anthea Y on the date of completion of the transaction of $180,500 with Deutsche Bank AG. The agreement is dated November 9, 2018, with initial drawdown amount of $180,500 and final maturity of June 30, 2022.

On December 31, 2018, the Company entered a deed of amendment and restatement with the bank. Based on this restatement there was a re-tranche of the existing facility such that it was split into a senior facility in an amount of $141,900 (“Senior Facility”) and a junior facility in an amount of $38,600 (“Junior Facility”). The Lenders of the Senior Facility are Hamburg Commercial Bank AG (“HCOB”), Deutsche Bank AG and CIT Bank N.A and the Lenders of the Junior Facility are Blue Ocean GP LLC, Blue Ocean Income Fund LP, Blue Ocean Onshore Fund LP, Entrustpermal ICAV, Blue Ocean Investments SPC one and Blue Ocean Investments SPC for three. The final maturity of both Facilities (Senior and Junior) will be June 30, 2022. In addition to the repayment schedule a cash sweep mechanism based on a DSCR ratio of 1.10:1 (DSCR ratio is the ratio of Cash Flow to the Cash Flow Debt Service) will apply pro rata against the Senior Facility and the Junior Facility.

Senior Facility

The Senior Facility is comprised of three Tranches. Tranche A relates to Al Khor and is repayable in 14 instalments of $868, and a final instalment of $35,148. Tranche B relates to Anthea Y and is repayable in 14 instalments of $863 and a final instalment of $35,218. Tranche C relates to Maira XL and is repayable in 14 instalments of $858 and a final instalment of $35,288.

The Senior Facility bears interest at LIBOR plus 3.00% payable quarterly in arrears.

As of June 30, 2020, the outstanding balance on the Senior Facility was $123,089.

Junior Facility

The Junior Facility is comprised of three Tranches. Tranche A relates to Al Khor and is repayable in 14 instalments of $236 and a final instalment of $9,563. Tranche B relates to Anthea Y and is repayable in 14 instalments of $235 and a final instalment of $9,577. Tranche C relates to Maira XL and is repayable in 14 instalments of $233 and a final instalment of $9,604.

The Junior Facility bears interest at LIBOR plus 10.00% payable quarterly in arrears.

As of June 30, 2020, the outstanding balance on the Junior Facility was $33,482.

f)	$54.8 Million Citi Credit Facility

On October 26, 2017, and in connection with the 2022 Notes, the Company entered into a new $54,800 loan with Citibank N.A. The loan was drawn down in full on October 31, 2017 and matures no later than October 31, 2020. The interest rate is LIBOR plus a margin of 3.25% and is payable at least quarterly.

Amortization, which may be increased as described in note 4(a) above, is payable semi-annually and is a minimum of $20,000 in each of the first and second years with the balance to be repaid in the third year.

The collateral provided to the 2022 Notes also secures on a first priority basis the Citi Credit Facility. The Company is required to have a minimum cash balance of $20,000 on each test date, being March 31, June 30, September 30 and December 31 in each year.

As of June 30, 2020, the outstanding balance on this facility was $4,677.

g)	$65.0 Million Hayfin Credit Facility

On September 7, 2018, the Company and certain subsidiaries entered into a facility agreement with Hayfin Services LLP (the “Lenders”) which provides for a secured term loan facility of up to $65,000. The Hayfin Credit Facility is to be borrowed in tranches and is to be used in connection with the acquisition of vessels as specified in the Hayfin Credit Facility or as otherwise agreed with the Lenders. Hayfin Credit Facility, which is non-amortizing, is available for drawing until May 10, 2019 and has a final maturity date of July 16, 2022. The interest rate is LIBOR plus a margin of 5.5% and is payable at each quarter end date. A commitment fee of 2.0% per annum was due on the undrawn commitments until May 10, 2019 when the availability period was terminated.

Any debt drawn under the Hayfin Credit Facility will be secured by first priority vessel mortgage on the acquired vessel (the “Facility Mortgaged Vessel”) and by assignments of earnings and insurances, pledges over certain bank accounts, as well as share pledges over each subsidiary owning a Facility Mortgaged Vessel. In addition, the Hayfin Credit Facility is fully and unconditionally guaranteed, jointly and severally, by the Company, GSL Holdings, Inc. and the subsidiaries owning the  Facility Mortgaged Vessels. An initial tranche of $8,125 was drawn on September 10, 2018 in connection with the acquisition of the GSL Valerie.

As of June 30, 2020, the outstanding balance of this facility was $6,703.

h)	$59.0 Million Hellenic Bank Credit Facility

On May 23, 2019, the Company via its subsidiaries, Global Ship Lease 30, 31 and 32 entered into a facility agreement with Hellenic Bank for an amount up to $37,000. The Hellenic Bank Facility is to be borrowed in tranches and is to be used in connection with the acquisition of the vessels GSL Eleni, GSL Grania and GSL Kalliopi (see note 3).

An initial tranche of $13,000 was drawn on May 24, 2019, in connection with the acquisition of the GSL Eleni. The Facility is repayable in 20 equal quarterly instalments of $450 each with a final balloon of $4,000 payable together with the final instalment.

A second tranche of $12,000 was drawn on September 4, 2019, in connection with the acquisition of GSL Grania. The Facility is repayable in 20 equal quarterly instalments of $400 each with a final balloon of $4,000 payable together with the final instalment.

The third tranche of $12,000 was drawn on October 3, 2019, in connection with the acquisition of GSL Kalliopi. The Facility is repayable in 20 equal quarterly instalments of $400 each with a final balloon of $4,000 payable together with the final instalment.

On December 10, 2019, the Company via its subsidiaries Global Ship Lease 33 and 34 entered into an amended and restated loan agreement with Hellenic Bank for an additional facility of amount $22,000 that is to be borrowed in two tranches and to be used in connection with the acquisition of the vessels GSL Vinia and GSL Christel Elisabeth. Both tranches were drawn on December 10, 2019 and are each repayable in 20 equal quarterly instalments of $375 each with a final balloon of $3,500 payable together with the final instalment.

This facility bears interest at LIBOR plus a margin of 3.90% per annum.

As of June 30, 2020, the outstanding balance of this facility was $53,700.

i)	$9.0 Million Chailease Credit Facility

On February 26, 2020, the Company via its subsidiaries, Athena Marine LLC, Aphrodite Marine LLC and Aris Marine LLC entered into a secured term facility agreement with Chailease International Financial Services Pte., Ltd. for an amount of $9,000. The Chailease Bank Facility is to be used for the refinance of DVB Credit Facility (see note 4j).

The Facility is repayable in 36 consecutive monthly instalments $156 and 24 monthly installments of $86 with a final balloon of $1,314 payable together with the final instalment.

This facility bears interest at LIBOR plus a margin of 4.20% per annum.

As of June 30, 2020, the outstanding balance of this facility was $8,532.

j)	$52.6 Million DVB Credit Facility

In connection with the Poseidon Transaction, the Company assumed debt from the four vessel owning companies of Maira, Nikolas, Newyorker and Mary, on the date of completion of the transaction of $51,063 with DVB Bank SE (“DVB”). The agreement is dated July 18, 2017, with initial drawdown amount of $52,625 and final maturity of December 31, 2020.

As of February 12, 2020, the outstanding balance on this facility amounted to $44,366 was fully refinanced by the Tranche B Syndicated Senior Secured Credit Facility (see note 4c) and the Chailease Credit Facility (see note 4i).

The facility had a repayment schedule along with a cash sweep clause, whereby the excess cash flows will be used against the outstanding balance of the facility and would be specifically applied to the prepayment of the balloon instalment up to a specific amount.

The facility carried interest at LIBOR plus a margin of 2.85% per annum.

k)	$55.7 Million Credit Agricole Credit Facility

In connection with the Poseidon Transaction, the Company assumed debt from the three vessel owning companies of Dolphin II, Kristina and Athena, on the date of completion of the transaction of $54,025 with Credit Agricole Corporate and Investment Bank (“Credit Agricole”). The agreement was dated August 11, 2017, with initial drawdown amount of $55,650 and final maturity of December 31, 2020.

On September 23, 2019, the outstanding balance on this facility of $50,961 was fully refinanced by the Syndicated Senior Secured Credit Facility (see note 4c).

The facility had a repayment schedule along with a cash sweep clause, whereby the excess cash flows would be used against the outstanding balance of the facility and would be specifically applied to the prepayment of the balloon instalment up to a specific amount.

This facility carried interest at LIBOR plus a margin of 2.75% per annum.

l)	$24.5 Million Blue Ocean Credit Facility

In connection with the Poseidon Transaction, the Company assumed debt from the vessel owning company of Agios Dimitrios on the date of completion of the transaction of $24,231 with Blue Ocean Income Fund LP, Blue Ocean Onshore Fund LP, Blue Ocean Investments SPC One and Blue Ocean Investments SPC Three (together, “Blue Ocean”). The agreement was dated August 11, 2017, with initial drawdown amount of $24,500 and final maturity of December 31, 2020.

On September 24, 2019, the outstanding balance on this facility of $23,652 was fully refinanced by the Syndicated Senior Secured Credit Facility (see note 4c).

The facility had a following repayment schedule along with a cash sweep clause, whereby the excess cash flows would be used against the outstanding balance on the facility and would be specifically applied to the prepayment of the balloon instalment up to a specific amount.

This facility carried interest on $18,830 of principal at LIBOR plus a margin of 4.00% per annum.

m)	$65.3 Million ABN AMRO Credit Facility

In connection with the Poseidon Transaction, the Company assumed debt from the two vessel owning companies of Orca II and Katherine, on the date of completion of the transaction of $64,254 with ABN AMRO Bank N.V. The agreement was dated August 30, 2017, with initial drawdown amount of $65,300 and final maturity of December 31, 2020.

As of September 24, 2019, the outstanding balance on this facility amounted to $61,595 was fully refinanced by the Syndicated Senior Secured Credit Facility (see note 4c).

The facility had a repayment schedule along with a cash sweep clause, whereby the excess cash flows would be used against the outstanding balance on the facility and would be specifically applied to the prepayment of the balloon instalment up to a specific amount.

This facility carried interest at LIBOR plus a margin of 3.42% per annum up to March 31, 2019 and afterwards 3.50% per annum.

n)	$17.1 Million Amsterdam Trade Bank (“ATB”) Credit Facility

In connection with the Poseidon Transaction, the Company assumed debt from THD Maritime Co. Limited, a holding company of the three vessel owning companies of Tasman, Dimitris Y and Ian H, on the date of completion of the transaction of $17,100 with Amsterdam Trade Bank N.V. The agreement was dated October 9, 2018 with initial drawdown amount of $17,100 divided in three tranches of $5,700 each and final maturity of December 31, 2020.

On September 27, 2019, the outstanding balance on this facility of $12,600 was fully refinanced by the Syndicated Senior Secured Credit Facility (see note 4c).

The facility had a repayment schedule along with a cash sweep clause, whereby the excess cash flows would be used against the outstanding balance on the facility and would be specifically applied to the prepayment of the balloon instalment up to a specific amount.

This facility carried interest at LIBOR plus a margin of 3.90% per annum.

o)	$80.0 Million Credit Agricole Credit Facility

In connection with the Poseidon Transaction, the Company assumed debt from the three vessel owning companies of Alexandra, Alexis, (previously named UASC Bubiyan) and Olivia I (previously named UASC Yas) on the date of completion of the transaction of $80,000 with Credit Agricole. The agreement was dated October 3, 2018, with initial drawdown amount of $80,000 and final maturity of June 30, 2020. An amendment to the agreement was entered into on April 22, 2019, whereby the final maturity date was amended to April 5, 2021 and the number of quarterly repayments increased from six to 10.

On September 24, 2019, the outstanding balance on this facility of $75,500 was fully refinanced by the Syndicated Senior Secured Credit Facility (see note 4c).

The Facility was repayable in 10 equal quarterly instalments of $1,500 each with a final balloon of $65,000 payable together with the final instalment.

This facility carried interest at LIBOR plus a margin of 3.00% per annum for the first 6 months, 3.25% for the following 12 months and 3.50% thereafter, payable quarterly in arrears.

p)	$38.5 Million Blue Ocean Credit Facility

In connection with the Poseidon Transaction, the Company assumed debt from the three vessel owning companies of Alexandra, UASC Bubiyan and Olivia I (ex. UASC Yas) on the date of completion of the transaction of $38,500 with Blue Ocean. The agreement was dated October 3, 2018, with initial drawdown amount of $38,500 and final maturity of October 3, 2023.

On September 19, 2019, the outstanding balance on this facility of $38,500 was refinanced by the Blue Ocean Junior Credit Facility (see note 4d).

The Facility was scheduled to be repaid in one instalment at maturity date and bears interest at 10.00% fixed payable quarterly in arrears.

q)	Repayment Schedule

Maturities of long-term debt for the years subsequent to June 30, 2020 are as follows:

Payment due by period ended	Amount
June 30, 2021	$81,376
June 30, 2022	212,139
June 30, 2023	245,198
June 30, 2024	37,835
June 30, 2025 and thereafter	268,448
$844,996
r)	Deferred Financing Costs

	June 30, 2020	December 31, 2019
Opening balance	$14,095	$9,299
Expenditures in the period	969	7,904
Amortization included within interest expense	(1,921)	(3,108)
Closing balance	$13,143	$14,095
Current portion	(18)	—
Non current portion	$13,125	$14,095

During 2020, total costs amounting $545 were incurred in connection with the “At Market Issuance Sales Agreement” of 2024 Notes (see note 4b). In addition, total costs amounting $74 were incurred in connection with the Syndicated Senior Secured Credit Facility (see note 4c), costs amounting $320 in connection with the Chailease Credit Facility (see note 4i) and costs amounting $30 in connection with the two Tranches of Hellenic Bank Credit Facility that were drawn down during the six months ended June 30, 2020 (see note 4h).

During 2019, total costs amounting $4,726 were incurred in connection with the Syndicated Senior Secured Credit Facility (see note 4c) and the Blue Ocean Junior Credit Facility (see note 4d) utilized for the refinance of certain then-existing credit facilities. Further, total costs amounting $2,426 were incurred in connection with the issuance of 2024 Notes (see note 4b). Additionally, total costs amounting to $752 were incurred in connection with the Hellenic Bank Credit Facility (see note 4h).

Deferred financing costs are amortized on an effective interest rate basis over the life of the financings for which they were incurred.

s)	Debt covenants-securities

Amounts drawn under the facilities listed above are secured by first priority mortgages on certain of the Company’s vessels and other collateral. The majority of the credit facilities contain a number of restrictive covenants that limit the Company from, among other things: incurring or guaranteeing indebtedness; charging, pledging or encumbering the vessels; and changing the flag, class, management or ownership of the vessel owning entities. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, specific credit facilities require compliance with a number of financial covenants including debt ratios and minimum liquidity and corporate guarantor requirements. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with.

As of June 30, 2020 and December 31, 2019, the Company was in compliance with its debt covenants.